Exhibit 1

GS Mortgage Securities Trust 2016-GS3

Commercial Mortgage Pass-Through Certificates, Series 2016-GS3

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

13 September 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282 Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Drexel Hamilton, LLC 77 Water Street New York, New York 10005 Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	GS Mortgage Securities Trust 2016-GS3

Commercial Mortgage Pass-Through Certificates, Series 2016-GS3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report to you dated 12 September 2016 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Mortgage Loans.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described in the Loan File to Data File Comparison AUP Report and with:

a.	An electronic data file (the “Updated Final Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date (as defined in the Loan File to Data File Comparison AUP Report),
b.	An updated underwriter’s summary report for the Mortgage Loan identified on the Updated Final Data File as “Embassy Suites Portland Airport” (the “Embassy Suites Portland Airport Mortgage Loan”) (the “Embassy Suites Portland Airport Updated Underwriter’s Summary Report”),
c.	A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Embassy Suites Portland Airport Updated Underwriter’s Summary Report for the Embassy Suites Portland Airport Mortgage Loan and
d.	A list of characteristics on the Updated Final Data File (the “Impacted Recalculated Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to recalculate for the Embassy Suites Portland Airport Mortgage Loan using information on the Updated Final Data File (as described in Attachment A).

The Source Documents (as defined in the Loan File to Data File Comparison AUP Report) that are described in the Loan File to Data File Comparison AUP Report, together with the Embassy Suites Portland Airport Updated Underwriter’s Summary Report, are hereinafter referred to as the “Updated Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Updated Final Data File, Updated Source Documents, Impacted Compared Characteristics, Impacted Recalculated Characteristics, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File. We were not requested to perform and we have not performed any further procedures than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File (as defined in the Loan File to Data File Comparison AUP Report). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 September 2016

Attachment A Page 1 of 2

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in GS Mortgage Securities Trust 2016-GS3 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of:
i.	A pool of 34 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties and
ii.	A subordinate interest in one of the Mortgage Loans (the “540 West Madison Subordinate B Companion Loan”).

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using information on the Embassy Suites Portland Airport Updated Underwriter’s Summary Report, we compared the Impacted Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Final Data File, to the corresponding information on the Embassy Suites Portland Airport Updated Underwriter’s Summary Report for the Embassy Suites Portland Airport Mortgage Loan and found such information to be in agreement.

2.	Using:
a.	Information on the Updated Final Data File and
b.	The instructions, assumptions and methodologies described in Items 14. and 17. of Attachment A in the Loan File to Data File Comparison AUP Report, as applicable,

for the Embassy Suites Portland Airport Mortgage Loan, we recalculated the Impacted Recalculated Characteristics listed on Exhibit 2 to Attachment A for the Embassy Suites Portland Airport Mortgage Loan. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Attachment A Page 2 of 2

3.	Using information on the:
a.	Final Data File and
b.	Updated Final Data File,

we compared each:

i.	Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan (except for the Embassy Suites Portland Airport Mortgage Loan),
ii.	Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan (except for the Embassy Suites Portland Airport Mortgage Loan),
iii.	Compared Characteristic for the Embassy Suites Portland Airport Mortgage Loan that is not an Impacted Compared Characteristic,
iv.	Recalculated Characteristic for the Embassy Suites Portland Airport Mortgage Loan that is not an Impacted Recalculated Characteristic and
v.	Provided Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan,

all as shown on the Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Impacted Compared Characteristics

Characteristic

Unit Description
Units, Pads, Rooms, Sq Ft
Occupancy (%)
Occupancy Date
2013 NOI Date
2013 EGI ($)
2013 Expenses ($)
2013 NOI ($)
2013 NCF
2014 NOI Date
2014 EGI ($)
2014 Expenses ($)
2014 NOI ($)
2014 NCF
2015 NOI Date
2015 EGI ($)
2015 Expenses ($)
2015 NOI ($)
2015 NCF
Most Recent Date (if past 2015)
Most Recent # of months
Most Recent Description
Most Recent EGI (if past 2015) ($)
Most Recent Expenses (if past 2015) ($)
Most Recent NOI (if past 2015) ($)
Most Recent NCF (if past 2015) ($)
Underwritten EGI ($)
Underwritten Expenses ($)
Underwritten Net Operating Income ($)
Underwritten Replacement / FF&E Reserve ($)
Underwritten Other Reserve
Underwritten TI / LC ($)
Underwritten Net Cash Flow ($)
ADR ($) (see Note 1)
RevPAR ($) (see Note 1)

Note:

1.	For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Embassy Suites Portland Airport Mortgage Loan, the Depositor instructed us to use the “trailing 12 month” values on the Embassy Suites Portland Airport Updated Underwriter’s Summary Report.

Exhibit 2 to Attachment A

Impacted Recalculated Characteristics

Characteristic

Underwritten NOI DSCR (x)
Underwritten NCF DSCR (x)
2013 NCF DSCR
2014 NCF DSCR
2015 NCF DSCR
Most Recent NCF DSCR
Debt Yield on Underwritten Net Operating Income (%)
Debt Yield on Underwritten Net Cash Flow (%)
Loan Per Unit ($)
Whole Loan DSCR